COMBINED CARVE-OUT BALANCE SHEET	Dec. 31, 2020 USD ($)
OceanPal Inc. Predecessors [Member]
CURRENT ASSETS:
Cash and cash equivalents	$ 39,638
Accounts receivable, trade, net of allowance for doubtful accounts	1,035,069
Due from a related party	1,169,637
Inventories	181,973
Insurance claims	941,488
Prepaid expenses	869,662
Total current assets	4,237,467
FIXED ASSETS:
Vessels, net	32,249,299
Total fixed assets	32,249,299
OTHER NON-CURRENT ASSETS:
Deferred charges, net	701,773
Total assets	37,188,539
CURRENT LIABILITIES:
Accounts payable, trade and other	133,566
Due to related parties	115,280
Accrued liabilities	1,637,623
Total current liabilities	1,886,469
PARENT EQUITY:
Parent investment, net (Note 6)	144,274,678
Accumulated deficit	(108,972,608)
Total stockholders' equity	35,302,070
Total liabilities and stockholders' equity	$ 37,188,539